January 27, 2022

United States Securities and Exchange Commission
Disclosure Review Office
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0506

Re:         Massachusetts Mutual Life Insurance Company (“Depositor”) and its
Massachusetts Mutual Variable Annuity Separate Account 4 (“Registrant”)
Post-Effective Amendment No. 34 to Registration Statement on Form N-4
Prospectus Title: MassMutual Transitions SelectSM
Registration Statement File Nos.:  333-112626 and 811-08619
Class Identifier:  C000021315

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and its Massachusetts Mutual Variable Annuity Separate Account 4 (the “Registrant”), I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 34 to the Registration Statement on Form N-4 referenced above.

The purpose of this filing is to comply with Rule 498A under the Securities Act of 1933 by filing a revised statutory prospectus and revised Statement of Additional Information for the Staff's review. The Part C of this Registration Statement has also been updated to comply with the revised Form N-4 under Rule 498A.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing.  I may be reached at 1-(413) 744-6060 or at jrodolakis@massmutual.com.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis
Lead Counsel, Annuity Product & Operations
for Massachusetts Mutual Life Insurance Company

Enclosures

Massachusetts Mutual Life Insurance Company (MassMutual) and affiliates • Springfield, MA 01111-0001 • (413) 788-8411